GOODWILL (Tables)	12 Months Ended
Dec. 31, 2023
GOODWILL
Schedule of goodwill

	Freight
	delivery	Global	Total
Balance as of December 31, 2022	5,580	48,555	54,135
Balance as of December 31, 2023	5,580	48,555	54,135
Balance as of December 31, 2023 (US$)	786	6,839	7,625